Income taxes	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income taxes
15.	Income taxes

The Company is subject to Income Tax (ISR).

The analysis of the income tax charged to the results of 2020, 2019 and 2018 is as follows:

	2 0 2 0	2 0 1 9	2 0 1 8

Income tax of the year for Mexican companies	$1,460,057	$3,177,506	$67,745
Income tax year for foreign companies	370,860	301,263	444,104
Deferred tax for Mexican companies	(94,604)	12,978	408,141
Deferred tax for foreign companies	341,531	(215,473)	(167,528)
	$2,077,844	$3,276,274	$752,462

The amount of income tax of Mexican companies includes $554,435 and $2,323,662 in 2020 and 2019 respectively, which correspond to taxes and expenses of previous years, that were covered by several corporations of the Group; these taxes were determined by tax authorities, corresponding to fiscal years 2013 to 2017, which are indicated in Note 23 (j); The Companies that covered the taxes subscribed Reparatory Agreements with the Service of Tax Administration (SAT), in relation with the audits for fiscal years 2013 to 2017, with the objective of reaching a fair agreement and in that way solve the disputes that were in the Courts indicated in Note 23 (j). With the $554,435 amount were solved, totally, the disputes that were in the Courts with tax authorities mentioned in Note 23 (j).

During 2020 and 2019, the income tax expense (benefit) attributable to income was different from the one that will result for applying 30% (tax rate in Mexico) before these provisions, as a result of the items shown below:

	2 0 2 0	2 0 1 9	2 0 1 8

Expected benefit, expense	$1,462,776	$490,925	$1,308,828
Increase (decrease) as a result of:
Inflation effect, net	(139,134)	(417,960)	(114,419)
Impact of the nominal rate differences between the USA and Mexico	11,075	(23,368)	(35,914)
Benefit from utilization of tax loss carry-forwards and others (1)	16,173	(987,135)	(1,238,444)
Others, net (includes permanent items)	172,519	1,890,150	832,411
Income tax expense (2)	$1,523,409	$952,612	$752,462
Effective tax rate	31.24%	58.21%	17.92%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2020, 2019 and 2018, less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

(2)	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during 2020 and 2019 fiscal years were not considered within the income tax expense.

The Company has tax losses in some Mexican subsidiaries which, according to the ISR law in Mexico, can be amortized to reduce taxable income generated over the following ten years. Tax losses can be updated following certain procedures established in the law.

As of December 31, 2020, Grupo Simec, S.A.B. de C.V. and certain of its Mexican subsidiaries have updated tax losses pending of amortize as follows:

Origin Date	Expiration Date	Tax losses available
2011	2021	7,832,672	(1)
2012	2022	13
2013	2023	4,944
2014	2024	14,231
2015	2025	8,395
2016	2026	356,102
2017	2027	348,058
2018	2028	100,674
2019	2029	1,119,822
2020	2030	846,324
		$10,631,235

(1)	This amount includes $ 7,832,647 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future.

As of December 31, 2020, Republic had USD$ 281.0 million of tax losses pending to amortize for federal tax purposes, of those USD $80.7 million are undefined and USD $200.3 million expire between 2033 and 2038; USD$ 313.6 million of tax losses for state and local purposes that expire between 2021 and 2040 and approximately USD$ 6.1 million of tax losses at the subsidiary located in Canada, which expire between 2032 and 2040.

As of December 31, 2020, and 2019, GV do Brasil Industria e Comercio of Aço LTDA, a subsidiary established in Brazil, had 203.346 million Brazilian Reals ($ 985 million of Mexican pesos) and 210.525 million Brazilian Reals ($ 1,025 million of Mexican pesos) respectively of tax losses pending to amortize for federal tax purposes, which do not have an expiration date.

As of December 31, 2020, Companhia Siderúrgica do Espirito Santo S.A., a subsidiary established in Brazil, had 6.082 million Brazilian Reals (94 million of Mexican pesos) of tax losses pending of amortize for federal tax purposes, which do not have an expiration date.

Below is a summary of the effects of the main temporary differences comprising the deferred income tax liability included in the consolidated statements of financial position.

	December 31,
	2 0 2 0	2 0 1 9

Deferred tax assets:
Allowance for doubtful accounts	$(61,536)	$(50,476)
Advances from customers	283,846	182,635

Deferred tax assets	222,310	132,159

Deferred tax liabilities:

Property, plant and equipment	3,321,941	3,159,719
Intangible assets from Grupo San	329,600	318,768
Provisions	202,407	30,641
Prepaid expenses	6,883	33,137

Total deferred liabilities	3,860,831	3,542,265

Deferred tax liabilities, net	$3,638,521	$3,410,106